Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commercial Line Of Credit [Member]
Commitments To Extend Credit [Line Items]
Undisbursed funds	$ 2,300,000	$ 2,200,000
Loan Origination Commitments [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans	$ 5,400,000	8,500,000
Commitments expiration period	3 months
Loan Origination Commitments [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Fixed rate	$ 1,900,000
Loan Origination Commitments [Member] | Fixed Rate Loans [Member] | Minimum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.375%
Loan Origination Commitments [Member] | Fixed Rate Loans [Member] | Maximum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.125%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Variable rate	$ 3,500,000
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Multifamily [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Variable rate	$ 23,100,000	53,100,000
Commitments expiration period	3 months
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Commercial Real Estate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Variable rate	$ 14,100,000	53,100,000
Commitments expiration period	3 months
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Minimum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.125%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Minimum [Member] | Multifamily [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.875%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Minimum [Member] | Commercial Real Estate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.75%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Maximum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.75%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Maximum [Member] | Multifamily [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.25%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Maximum [Member] | Commercial Real Estate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.25%
Loan Purchase Commitments [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans	$ 7,700,000	1,600,000
Loan Purchase Commitments [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans	$ 2,000,000
Loan Purchase Commitments [Member] | Fixed Rate Loans [Member] | Minimum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.125%
Loan Purchase Commitments [Member] | Fixed Rate Loans [Member] | Maximum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	4.625%
Loan Purchase Commitments [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans	$ 5,700,000
Loan Purchase Commitments [Member] | Adjustable Rate Loans [Member] | Minimum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.125%
Loan Purchase Commitments [Member] | Adjustable Rate Loans [Member] | Maximum [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans interest rate	3.625%
Home Equity Line of Credit [Member]
Commitments To Extend Credit [Line Items]
Undisbursed funds	$ 5,500,000	5,100,000
Equity Lines of Credit [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Fixed rate	$ 31,000
Outstanding commitments to purchase loans, interest rate	4.375%
Equity Lines of Credit [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Variable rate		$ 300,000
Outstanding commitments to purchase loans, interest rate		3.50%